Victory Funds

Victory RS Small Cap Growth Fund

Supplement dated August 30, 2017

to the Summary Prospectus dated May 1, 2017 (“Summary Prospectus”)

Effective September 11, 2017, the Victory RS Small Cap Growth Fund will reopen to all investors.  As of that date, the first sentence under “Purchase and Sale of Fund Shares” on page 7 of the Summary Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE